Related Party Transactions - Schedule of Transactions with Key Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Transactions with key personnel	$ 90	$ 67
Consumer loans [member]
Disclosure of detailed information about financial instruments [line items]
Transactions with key personnel	205	345
Commercial Loans [member]
Disclosure of detailed information about financial instruments [line items]
Transactions with key personnel	70	546
Mortgage Loans [member]
Disclosure of detailed information about financial instruments [line items]
Transactions with key personnel	$ 340	$ 306